Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2017
Liability to exit use of corporate operating lease
Summary of assets and liabilities measured at fair value on nonrecurring basis
Incremental borrowing rate	3.00%
Notes receivable
Summary of assets and liabilities measured at fair value on nonrecurring basis
Discount rate		5.00%
Nonrecurring Basis | Notes receivable
Summary of assets and liabilities measured at fair value on nonrecurring basis
Settlement period		2 years 7 months 6 days
Nonrecurring Basis | (Level 1)
Summary of assets and liabilities measured at fair value on nonrecurring basis
Impaired long-lived assets		$ 0	$ 0
Note receivable from the sale of a plant		0	0
Liability to exit the use of a corporate operating lease—restructuring and other charges		0	0
Nonrecurring Basis | (Level 2)
Summary of assets and liabilities measured at fair value on nonrecurring basis
Impaired long-lived assets		0	0
Note receivable from the sale of a plant		0	0
Liability to exit the use of a corporate operating lease—restructuring and other charges		0	0
Nonrecurring Basis | (Level 3)
Summary of assets and liabilities measured at fair value on nonrecurring basis
Impaired long-lived assets		3,109	403
Note receivable from the sale of a plant		7,037	0
Liability to exit the use of a corporate operating lease—restructuring and other charges		3,580	0
Assets Held for Sale | Nonrecurring Basis | (Level 1)
Summary of assets and liabilities measured at fair value on nonrecurring basis
Impaired assets—assets held for sale		0	0
Assets Held for Sale | Nonrecurring Basis | (Level 2)
Summary of assets and liabilities measured at fair value on nonrecurring basis
Impaired assets—assets held for sale		0	0
Assets Held for Sale | Nonrecurring Basis | (Level 3)
Summary of assets and liabilities measured at fair value on nonrecurring basis
Impaired assets—assets held for sale		0	20,493
Discontinued Operations | Nonrecurring Basis | (Level 1)
Summary of assets and liabilities measured at fair value on nonrecurring basis
Impaired assets—discontinued operations		0	0
Discontinued Operations | Nonrecurring Basis | (Level 2)
Summary of assets and liabilities measured at fair value on nonrecurring basis
Impaired assets—discontinued operations		0	0
Discontinued Operations | Nonrecurring Basis | (Level 3)
Summary of assets and liabilities measured at fair value on nonrecurring basis
Impaired assets—discontinued operations		$ 13,859	$ 0